Reconciliation between net income and shareholders' equity determined under IFRS and U.S. GAAP (Tables)	12 Months Ended
Dec. 31, 2025
Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Disclosure of detailed information about adjustments for reconciliation of financial position and financial performance between IFRS and US GAAP

	2025	2024	2023
	US$(000)	US$(000)	US$(000)

Net profit under IFRS accounting standards	1,367,129	953,177	778,964
Items increasing (decreasing) reported net profit:
Stripping activity asset, net of amortization, note 24(a)	(126,368)	(121,538)	(210,244)
Inventories valuation, note 24(b)	31,188	41,381	(12,728)
Remediation and mine closure, note, 24(e)	(1,059)	781	996
Deferred workers’ profit participation, note 24(c)	(43,923)	17,303	25,746
Lease activity	(40)	5	412
Deferred income tax, note 24(d)	31,945	16,887	71,534
Cloud expenses, note 24(h)	25,614	—	—
Mine equipment main components, note 24(f)	5,171	(9,750)	(8,824)
Water truck conversion 24(g)	(1,700)	(6,554)	348
Other	(2,986)	(3,061)	(3,441)

Net income under U.S. GAAP	1,284,971	888,631	642,763

	2025	2024	2023
	US$(000)	US$(000)	US$(000)

Shareholders’ equity under IFRS accounting standards	7,601,005	6,783,485	6,680,374
Items increasing (decreasing) reported shareholder’s equity:
Stripping activity asset, net of amortization, note 24(a)	(996,420)	(870,052)	(748,514)
Inventories valuation, note 24(b)	(182,773)	(213,962)	(255,343)
Remediation and mine closure, note 24(e)	(5,395)	(4,336)	(5,117)
Deferred workers’ profit participation, note 24(c)	(61,784)	(17,861)	(35,164)
Lease activity	6,001	6,041	6,036
Deferred income tax, note 24(d)	414,647	382,701	365,814
Cloud expenses, note 24(h)	25,614	—	—
Mine equipment main components, note 24(f)	(51,605)	(56,775)	(47,025)
Water truck conversion 24(g)	(15,675)	(13,975)	(7,421)
Stock-based compensation	(11,115)	(10,724)	(10,790)
Other	(11,341)	(8,354)	(5,293)

Shareholders’ equity under U.S. GAAP	6,711,159	5,976,188	5,937,557